LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

9. LEASES

Total lease costs for the years ended December 31, 2021, 2022 and 2023 were RMB22,147 thousand, RMB21,797 thousand and RMB20,875 thousand (US$2,940 thousand), comprised of operating lease costs of RMB21,755 thousand, RMB21,567 thousand and RMB10,349 thousand (US$1,458 thousand), and short-term lease costs of RMB392 thousand, RMB230 thousand and RMB10,526 thousand (US$1,482 thousand), respectively. Cash payments for operating leases for the years ended December 31, 2021, 2022 and 2023 were RMB21,598 thousand, RMB24,795 thousand and RMB11,749 thousand (US$1,655 thousand), respectively. The weighted-average remaining lease terms as of December 31, 2022 and 2023 were 1.12 years and 2.13 years, respectively. The weighted average incremental borrowing rates as of December 31, 2022 and 2023 were 7.75% and 7.68%, respectively. The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets were as below:

	As of December 31, 2023
	RMB	US$

	(in thousands)
2024	1,985	280
2025	1,644	232
2026	508	72
Total lease payments	4,137	584
Less: Imputed interest	(277)	(41)
Present value of lease liabilities	3,860	543